Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Type (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 714,104	R$ 585,791
Provision for Expected Loss	(48,322)	(37,508)
Total loans and lease operations, net of Expected Credit Loss	665,782	548,283
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	134,521	100,789
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	121,955	90,733
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	202,145	153,779
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	255,483	240,490
Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	23,290	18,968
Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	87,073	91,676
Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	35,346	34,892
Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	55,508	49,608
Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 54,266	R$ 45,346